Taxation recognized in statement of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred tax				$ 516
Income tax expense	¥ 0	$ 0	¥ (516)	$ 516